REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,095,939	$ 1,780,243	$ 1,297,078
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454,380	376,134	272,703
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	385,207	359,940	308,227
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	351,880	254,500	197,620
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	261,233	235,553	167,997
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	255,238	250,299	155,665
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,346	139,170	87,567
Health Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	167,705	128,669	96,334
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 32,950	$ 35,978	$ 10,965